UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2006

Check here if Amendment  [   ]; Amendment Number: __________
This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries

Institutional Manager Filing this Report:

Name: 	Paine Webber Capital Inc.
	1000 Harbor Boulevard
	Weehawken New Jersey 07086

Form 13F File Number: 028-11498

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Charles Wilmot
Title:		Director, Compliance Officer
Phone:		(201) 352-4956


Signature, Place and Date of Signing:



/s/ Charles Wilmot		Weehawken, NJ 			May 15, 2006
----------------------
[Signature]			[City, State]			[Date]


Report Type  (Check only one.):

[ ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[X] 	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Other Manager Reporting for this Manager:

	Form 13F File Number		Name
	--------------------   		----

	028-10396			UBS AG